SEGMENT INFORMATION	9 Months Ended
Mar. 31, 2024
SEGMENT INFORMATION
SEGMENT INFORMATION

12.   SEGMENT INFORMATION

The tables present information with respect to the Group´s reporting segments:

	Seed and
	integrated	Crop	Crop
Period ended March 31, 2024	products	protection	nutrition	Consolidated
Revenues from contracts with customers
Sale of goods and services	61,996,719	173,971,462	103,708,696	339,676,877
Royalties	838,516	—	—	838,516
Others
Initial recognition and changes in the fair value of biological assets at the point of harvest	281,372	—	—	281,372
Total	63,116,607	173,971,462	103,708,696	340,796,765

Cost of sales	(42,331,794)	(110,242,995)	(49,089,265)	(201,664,054)
Gross profit per segment	20,784,813	63,728,467	54,619,431	139,132,711
% Gross margin	33%	37%	53%	41%

	Seed and
	integrated	Crop	Crop
Period ended March 31, 2023	products	protection	nutrition	Consolidated
Revenues from contracts with customers
Sale of goods and services	35,747,136	160,300,954	118,129,740	314,177,830
Royalties	198,630	—	—	198,630
Others
Initial recognition and changes in the fair value of biological assets at the point of harvest	145,985	448,227	378,159	972,371
Total	36,091,751	160,749,181	118,507,899	315,348,831

Cost of sales	(15,876,212)	(106,523,851)	(48,554,833)	(170,954,896)
Gross profit per segment	20,215,539	54,225,330	69,953,066	144,393,935
% Gross margin	56%	34%	59%	46%

As of the current period, changes in the net realizable value of agricultural products after harvest have been excluded from segment information since those results depend on market fluctuations which are beyond the Group’s operating control. The Group has recast the comparative amounts.